RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
Other than disclosed below and elsewhere in these interim condensed consolidated financial statements, there were no material changes to risks, commitments, contingencies and uncertainties that occurred during the six-month period ended June 30, 2020.
Settlement of dispute concerning sale of Telecel Globe Limited
In 2013, GTH and Niel Natural Resources Investments S.A. ("Niel") entered into a Share Purchase Agreement (the “SPA”) in relation to the proposed purchase by Niel of GTH's majority stake in Telecel Globe Limited ("Telecel") and telecommunications operations in the Central African Republic and Burundi. Pursuant to the terms of the SPA and subsequent amendments agreed, deposits of US$50 were received by GTH from Niel and recorded within other financial liabilities. Upon Niel's failure to close the intended transaction and in accordance with the terms of the SPA, the deposits paid were not refunded. GTH completed the sale of Telecel in October 2014, to another purchaser for consideration less than had been agreed with Niel.
During 2019, Niel commenced legal activities in relation to the deposit monies retained by GTH. For further details, refer to the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2019.
In June 2020, a settlement agreement was reached between GTH and Niel, which remains subject to Niel’s satisfaction of certain conditions precedent, whereby GTH will pay US$9 to Niel to resolve all claims and counterclaims at issue in the dispute, as well as associated proceedings brought by Niel in the Netherlands and Egypt. The US$41 remainder of the value deferred on the balance sheet was released to profit and loss, within 'Other non-operating gain / (loss)'.